CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,946	$ 978	¥ 3,583
Restricted cash	764	108	1,503
Short-term investments	2,189	308	1,788
Accounts receivable, net	755	106	1,113
Loan receivables - current, net	184	26	134
Amounts due from related parties, net	¥ 210	$ 30	¥ 178
Loan receivables, net of RMB3 and RMB3 as of December 31, 2022 and June 30, 2023 respectively	Related party	Related party	Related party
Inventories	¥ 59	$ 8	¥ 70
Other current assets, net	949	134	809
Total current assets	12,056	1,698	9,178
Property and equipment, net	6,097	859	6,784
Intangible assets, net	5,280	744	5,278
Operating lease right-of-use assets	25,658	3,614	28,970
Finance lease right-of-use assets	2,171	306	2,047
Land use rights, net	181	25	199
Long-term investments	2,564	361	1,945
Goodwill	5,318	749	5,195
Amounts due from related parties	¥ 25	$ 3	¥ 6
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loan receivables, net	¥ 163	$ 23	¥ 124
Other assets, net	663	93	688
Deferred income tax assets	1,043	147	1,093
Assets held for sale	2,313	326
Total assets	63,532	8,948	61,507
Current liabilities:
Short-term debt and current portion of long-term debt	4,049	570	3,288
Accounts payable	1,019	143	1,171
Amounts due to related parties	¥ 77	$ 11	¥ 71
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payables	¥ 1,067	$ 150	¥ 657
Deferred revenue	1,637	231	1,308
Operating lease liabilities, current	3,609	508	3,773
Finance lease liabilities, current	45	6	41
Accrued expenses and other current liabilities	3,261	459	2,337
Dividends payable	2,085	294
Income tax payable	562	78	500
Total current liabilities	17,411	2,450	13,146
Long-term debt	1,265	179	6,635
Operating lease liabilities, non-current	24,215	3,411	27,637
Finance lease liabilities, non-current	2,697	380	2,513
Deferred revenue	1,072	151	828
Other long-term liabilities	1,118	157	977
Retirement benefit obligations	124	18	110
Deferred income tax liabilities	845	119	858
Liabilities held for sale	2,536	358
Total liabilities	51,283	7,223	52,704
Commitments and contingencies (Note 23)
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,265,433,590 and 3,210,392,530 shares issued as of December 31, 2022 and 2023, and 3,112,413,730 and 3,159,046,350 shares outstanding as of December 31, 2022 and 2023, respectively)	0	0	0
Treasury shares (153,019,860 and 51,346,180 shares as of December 31, 2022 and 2023, respectively)	(906)	(128)	(441)
Additional paid-in capital	11,861	1,671	10,138
Retained earnings	794	112	(1,200)
Accumulated other comprehensive income	386	54	232
Total H World Group Limited shareholders' equity	12,135	1,709	8,729
Noncontrolling interest	114	16	74
Total equity	12,249	1,725	8,803
Total liabilities and equity	¥ 63,532	$ 8,948	¥ 61,507